UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-772
                                   ------------


                            AXP EQUITY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------
Date of reporting period:    5/31
                         --------------

AXP(R)
  Equity Select
           Fund

                                                           Semiannual Report
                                                        for the Period Ended
                                                                May 31, 2005

AXP Equity Select Fund
seeks to provide shareholders
with growth of capital.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                 (R)

Table of Contents

Fund Snapshot                                               3
Performance Summary                                         4
Questions & Answers with Portfolio Management               6
Investments in Securities                                   9
Financial Statements                                       12
Notes to Financial Statements                              15
Fund Expenses Example                                      26
Approval of Investment Management Services Agreement       28
Proxy Voting                                               29

[DALBAR LOGO]

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors division. The separation from American Express is expected to be completed on or after Sept. 30, 2005, subject to certain regulatory and other approvals, including final approval by the board of directors of American Express. On Aug. 1, 2005, American Express Financial Corporation and several of its companies, through which the products and services of the American Express Financial Advisors division are offered, changed their names in anticipation of their separation from American Express. American Express Financial Corporation, which currently provides investment management services for the American Express Funds, changed its name to Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Ameriprise Financial family of companies. American Express Financial Advisors Inc., which is currently the distributor of the American Express Funds, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial. Ameriprise Financial and American Express will be independent companies, with separate public ownership, boards of directors and management. No changes in operations, services or personnel are anticipated.

After the expected separation from American Express, Ameriprise Financial and its subsidiaries will no longer be affiliated with American Express.

As part of a corporate reorganization, Ameriprise Financial will be introducing the RiverSource(SM) brand which, pending approval of the American Express Funds' Boards of Directors, will replace "American Express" as the name of the fund family. The RiverSource brand will also be used for certain subsidiaries of Ameriprise Financial that provide services to the funds. The transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to shareholders.

--------------------------------------------------------------------------------
2  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Fund Snapshot
           AT MAY 31, 2005

PORTFOLIO MANAGER

Portfolio manager      Since       Years in industry
Duncan Evered          2/00               20

FUND OBJECTIVE

For investors seeking growth of capital.

Inception dates by class
A: 6/4/57      B: 3/20/95      C: 6/26/00      I: 3/4/04      Y: 3/20/95

Ticker symbols by class
A: INVPX       B: IDQBX        C: AESCX        I: --          Y: IESYX

Total net assets                                          $1.940 billion

Number of holdings                                                    80

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

         STYLE
VALUE    BLEND   GROWTH
                         LARGE
                   X     MEDIUM   SIZE
                         SMALL


SECTOR COMPOSITION

Percentage of portfolio assets

[PIE CHART]

Information technology                         24.3%
Consumer discretionary                         22.2%
Health care                                    21.7%
Energy                                         10.1%
Industrials                                     7.7%
Financials                                      6.0%
Short-term securities*                          4.5%
Materials                                       3.5%

* Of the 4.5%, 3.6% is due to security lending activity and 0.9% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Whole Foods Market (Retail -- general)          4.7%
Williams-Sonoma (Retail -- general)             3.0
Legg Mason (Broker dealers)                     2.9
Fiserv (Computer software & services)           2.6
Diagnostic Products (Health care products)      2.5
Fastenal (Industrial services)                  2.5
Health Management Associates Cl A
(Health care services)                          2.3
Cheesecake Factory (Restaurants)                2.3
Invitrogen (Health care products)               2.2
Lincare Holdings (Health care services)         2.1

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Stocks of medium-sized companies may be subject to more abrupt or erratic price movements than stocks of larger companies. Some of these companies may have fewer financial resources.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Performance Summary

[BAR CHART]
                             PERFORMANCE COMPARISON
                  For the six-month period ended May 31, 2005

                     +0.32%    +4.63%    +1.41%



+0.32% = AXP Equity Select Fund Class A (excluding sales charge)
+4.63% = Russell MidCap(R) Growth Index(1) (unmanaged)
+1.41% = Lipper Mid-Cap Growth Funds Index(2)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling
(800) 862-7919 or visiting www.americanexpress.com/funds.

(1) The Russell MidCap(R) Growth Index, an unmanaged index, measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

(2) The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
4  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS

                          Class A               Class B               Class C         Class I     Class Y
(Inception dates)         (6/4/57)             (3/20/95)             (6/26/00)        (3/4/04)   (3/20/95)
                                                      After                 After
                     NAV(1)     POP(2)     NAV(1)     CDSC(3)    NAV(1)     CDSC(4)    NAV(5)      NAV(6)
at May 31, 2005
6 months*            +0.32%     -5.45%     -0.09%     -5.08%     -0.09%     -1.09%     +0.55%      +0.39%
1 year               +5.93%     -0.16%     +5.14%     +0.14%     +5.14%     +4.14%     +6.45%      +6.12%
3 years              +4.07%     +2.04%     +3.29%     +2.02%     +3.29%     +3.29%        N/A      +4.26%
5 years              +0.59%     -0.59%     -0.18%     -0.48%        N/A        N/A        N/A      +0.75%
10 years            +10.79%    +10.13%     +9.94%     +9.94%        N/A        N/A        N/A     +10.94%
Since inception      +8.89%     +8.75%    +10.26%    +10.26%     -2.35%     -2.35%     +2.31%     +11.26%

at June 30, 2005

6 months*            -0.54%     -6.26%     -0.91%     -5.87%     -0.99%     -1.98%     -0.30%      -0.53%
1 year               +5.10%     -0.95%     +4.28%     -0.72%     +4.19%     +3.19%     +5.60%      +5.20%
3 years              +7.94%     +5.83%     +7.09%     +5.92%     +7.06%     +7.06%        N/A      +8.11%
5 years              -1.03%     -2.20%     -1.79%     -2.08%     -1.80%     -1.80%        N/A      -0.88%
10 years            +10.74%    +10.08%     +9.89%     +9.89%        N/A        N/A        N/A     +10.89%
Since inception      +8.92%     +8.79%    +10.43%    +10.43%     -1.87%     -1.87%     +4.08%     +11.43%

(1) Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) 1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to eligible investors only, currently limited to AXP Portfolio Builder Series funds, six affiliated funds-of-funds.

(6) Sales charge is not applicable to these shares. Shares available to institutional investors only.

* Not annualized.

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5  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Questions & Answers
                WITH PORTFOLIO MANAGEMENT

Below, portfolio manager Duncan Evered discusses AXP Equity Select Fund's results and positioning for the semiannual period ended May 31, 2005.

Q: How did AXP Equity Select Fund perform for the six-month period ended May 31, 2005?

A: AXP Equity Select Fund rose 0.32% (Class A shares excluding sales charge) for the six months ended May 31, 2005. This was less than the Fund's benchmark, the Russell MidCap Growth Index (Russell Index), which advanced 4.63% for the period. The Fund's peer group, represented by the Lipper Mid-Cap Growth Funds Index, was up 1.41% for the same time frame.

Q:  What factors most significantly affected performance for the period?

A: Performance for the six months was a tale of two very different three-month periods, where stock selection weighed more heavily on performance than sector positioning. Performance was driven by stock selection with sector weights neither contributing to nor detracting from performance.

    For the first half of the period (December through February), stocks in the health care and technology areas underperformed those in the benchmark. One stock in particular, Biogen Idec, a biotechnology company, was a fairly large position in the Fund that had developed a promising new therapy drug for multiple sclerosis. Unexpectedly, and after FDA approval, Biogen Idec voluntarily pulled the drug from the market, pending further research, which resulted in the single largest negative contribution to performance for the six-month period. In the technology sector, Digital River and Juniper Networks detracted from performance during the first three months of the year. The technology sector as a whole improved favorably later in the reporting period.

    The second half of the six-month period showed a significant reversal in stock selection and sector performance with stocks in sectors that were hurting earlier in the period became positive contributors. Whole Foods Market, a leading food retailer, Legg Mason, an investment firm, and ENSCO Intl, an oil service company, contributed to performance during the second half of the period.

--------------------------------------------------------------------------------
6  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Questions & Answers

[BEGIN CALLOUT QUOTE]> We think the best days for the consumer are probably over for now. The significant fiscal and monetary stimulus -- tax cuts, low interest rates and the appreciation people have had in their homes -- have peaked, and we are in a period of slowing corporate earnings. [END CALLOUT QUOTE]>

    The largest single sector in terms of contribution to performance in the second half of the period was health care. The health care sector ended up contributing to overall performance despite weak stock selection earlier in the period. Consumer staples and technology were the next largest sectors in terms of contribution. The change in market conditions during the second half of the period ended up favoring the Fund's style of investing in quality, durable, mid-sized growth holdings.

Q:  What changes did you make to the Fund?

A: In terms of changes made to the Fund, during the six-month period we increased the weighting in health care, which consists of biotechnology companies, service companies and device companies. We think there are many interesting mid-sized growth opportunities within the health care sector that may be more economically resistant as the economy slows.

    We increased the Fund's consumer discretionary weight slightly, although this sector remains underweight relative to the Russell Index. We think the best days for the consumer are probably over for now. The significant fiscal and monetary stimulus -- tax cuts, low interest rates and the appreciation people have had in their homes -- have peaked, and we are in a period of slowing corporate earnings. There seems to be a reluctance to hire in corporate America and certainly in troubled industries like the automotive industry where we expect further workforce reductions. We think that the consumer discretionary sector is still a place to be careful and yet we have found companies that we think will contribute to the Fund's performance, namely women's clothier, Chicos and restaurant operator, Panera.

--------------------------------------------------------------------------------
7  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Questions & Answers

    We also took the Fund's technology weight down. Within technology we eliminated some of the larger company names that have grown too big for the Fund, in particular Electronic Arts and Symantec. In addition, there were a few buyouts during the period where we eliminated a position, including SunGard Data Systems, a software company, which was a good performer for the Fund during the period.

    Finally, we kept a large exposure in the energy sector due to surging global demand for oil -- particularly in growing economies such as India and China, diminished supply and the lack of new resources.

Q:  What is the Fund's tactical view and strategy for the months ahead?

A: AXP Equity Select Fund looks for better quality, more durable mid-sized growth companies in the U.S. It may not be a strategy that the market favors every month or every quarter, but we believe it serves investors well over the long term. We select our holdings after we research each company thoroughly. We know the management, the franchise and the financials of each company well enough to commit our shareholders' capital.

    As always, we look to assemble 60 to 80 of the better up-and-coming companies across all industries. AXP Equity Select Fund is a diversified fund. We manage risk within the Fund through diversification, by actively monitoring the fundamental change for each security, and by looking each week with our team for chronic underperformers and companies that are driving performance. We think focusing on each company's durability and balance sheets serve the Fund well.

--------------------------------------------------------------------------------
8  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Investments in Securities

AXP Equity Select Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.8%)

Issuer                        Shares                Value(a)

Broker dealers (3.0%)
Legg Mason                    716,251(e)          $58,861,507
-------------------------------------------------------------

Building materials & construction (1.6%)
Martin Marietta Materials     509,157              31,084,035
-------------------------------------------------------------

Chemicals (2.0%)
Sigma-Aldrich                 660,458              39,568,039
-------------------------------------------------------------

Computer hardware (1.4%)
Network Appliance             912,324(b)           26,238,438
-------------------------------------------------------------

Computer software & services (16.6%)
Acxiom                      1,419,602              26,191,657
Adobe Systems                 274,896(e)            9,088,062
Advent Software               952,308(b)           19,103,298
BMC Software                1,708,075(b)           29,071,437
Dendrite Intl               2,051,570(b,d)         31,799,335
Digital River                 398,710(b)           10,972,499
DST Systems                   168,368(b)            8,142,276
F5 Networks                   193,534(b,e)          9,910,876
Fair Isaac                  1,017,414              34,846,430
Fiserv                      1,227,673(b)           52,789,939
Juniper Networks              796,107(b)           20,412,183
Kronos                        223,785(b)           10,106,131
NAVTEQ                        419,958(b)           16,021,398
Paychex                     1,313,964              37,947,280
VeriFone Holdings             389,997(b)            5,050,461
                                                  -----------
Total                                             321,453,262
-------------------------------------------------------------

Electronics (7.2%)
American Power Conversion   1,419,602              36,143,067
Broadcom Cl A                 481,833(b)           17,100,253
KLA-Tencor                    311,236              14,133,227
Maxim Integrated Products     517,763              20,399,862
Microchip Technology        1,102,786              32,686,577
Novellus Systems              702,116(b)           18,711,391
                                                  -----------
Total                                             139,174,377
-------------------------------------------------------------

Energy (5.8%)
Denbury Resources             197,103(b)            6,303,354
EOG Resources                 622,775              31,070,244
Murphy Oil                    267,405              26,138,839
Newfield Exploration          580,626(b)           22,325,070

Common stocks (continued)

Issuer                        Shares                Value(a)

Energy (cont.)
Pogo Producing                466,413             $23,059,459
XTO Energy                    128,186               3,989,148
                                                  -----------
Total                                             112,886,114
-------------------------------------------------------------

Energy equipment & services (4.7%)
BJ Services                   409,384              20,612,484
ENSCO Intl                    828,656              27,594,245
Nabors Inds                   375,418(b,c)         20,689,286
Noble                         384,565              21,774,070
                                                  -----------
Total                                              90,670,085
-------------------------------------------------------------

Financial services (3.2%)
CapitalSource                 391,531(b,e)          7,470,411
Investors Financial Services  704,906              29,246,551
T Rowe Price Group            428,132              25,542,355
                                                  -----------
Total                                              62,259,317
-------------------------------------------------------------

Health care products (15.1%)
Beckman Coulter                67,798               4,749,928
Biogen Idec                   569,483(b)           22,266,785
Biomet                        750,167              28,273,794
Diagnostic Products         1,174,843              51,152,664
Gilead Sciences               552,828(b)           22,555,382
Invitrogen                    556,623(b,e)         44,156,903
Kinetic Concepts              493,924(b)           31,734,617
MedImmune                     907,769(b)           23,965,102
OSI Pharmaceuticals           114,005(b)            4,237,566
St. Jude Medical              525,644(b)           21,088,837
Techne                        832,181(b)           38,779,635
                                                  -----------
Total                                             292,961,213
-------------------------------------------------------------

Health care services (7.3%)
Express Scripts               303,622(b)           28,051,637
Health Management
  Associates Cl A           1,868,592              47,125,890
Lincare Holdings              958,415(b)           42,131,923
Omnicare                      650,899              24,942,450
                                                  -----------
Total                                             142,251,900
-------------------------------------------------------------

Home building (0.5%)
Pulte Homes                   129,139               9,872,677
-------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Issuer                        Shares                Value(a)

Industrial services (4.1%)
Cintas                        727,277             $29,360,172
Fastenal                      861,367              50,062,651
                                                  -----------
Total                                              79,422,823
-------------------------------------------------------------

Lodging & gaming (0.4%)
Station Casinos               113,840               7,410,984
-------------------------------------------------------------

Media (3.8%)
Catalina Marketing          1,453,869              34,892,855
Univision Communications
 Cl A                         790,670(b)           21,039,729
Westwood One                  896,503              17,795,585
                                                  -----------
Total                                              73,728,169
-------------------------------------------------------------

Multi-industry (3.8%)
Danaher                       363,360              20,032,037
Robert Half Intl            1,547,367              38,591,333
Strayer Education             182,492              15,876,804
                                                  -----------
Total                                              74,500,174
-------------------------------------------------------------

Restaurants (6.1%)
Brinker Intl                  535,337(b)           20,139,378
CBRL Group                    449,426              18,300,627
Cheesecake Factory          1,295,255(b)           45,735,454
Panera Bread Cl A             173,314(b,e)         10,953,445
Starbucks                     411,832(b)           22,547,802
                                                  -----------
Total                                             117,676,706
-------------------------------------------------------------

Retail -- general (9.5%)
Advance Auto Parts            215,178(b)           12,753,600
Build-A-Bear Workshop         632,004(b,e)         17,316,910
Whole Foods Market            799,089(e)           95,075,609
Williams-Sonoma             1,521,128(b)           59,825,964
                                                  -----------
Total                                             184,972,083
-------------------------------------------------------------

Textiles & apparel (2.7%)
Chico's FAS                   561,869(b)           19,221,538
Coach                       1,146,941(b)           33,307,167
                                                  -----------
Total                                              52,528,705
-------------------------------------------------------------

Total common stocks
(Cost: $1,557,723,009)                         $1,917,520,608
-------------------------------------------------------------

Short-term securities (4.7%)(f)

Issuer                            Effective         Amount                 Value(a)
                                    yield         payable at
                                                   maturity

U.S. government agencies (2.9%)
Federal Home Loan Mtge Corp Disc Nt
   06-07-05                         2.56%         $30,000,000              $29,985,060
Federal Natl Mtge Assn Disc Nt
   06-08-05                         2.62           27,000,000               26,984,313
                                                                           -----------
Total                                                                       56,969,373
--------------------------------------------------------------------------------------
Commercial paper (1.8%)
Alpine Securitization
   06-13-05                         2.79           10,000,000                9,989,933
Charta LLC
   06-30-05                         2.93            5,000,000                4,987,836
Grampian Funding LLC
   06-01-05                         3.05           14,200,000               14,200,001
Societe Generale North America
   06-27-05                         2.91            5,000,000                4,989,094
                                                                           -----------
Total                                                                       34,166,864
--------------------------------------------------------------------------------------
Total short-term securities
(Cost: $91,136,813)                                                        $91,136,237
--------------------------------------------------------------------------------------
Total investments in securities
(Cost: $1,648,859,822)(g)                                               $2,008,656,845
======================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 1.1% of net assets.

(d) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended May 31, 2005 are as follows:

      Issuer            Beginning      Purchase        Sales         Ending          Dividend        Value(a)
                           cost          cost           cost          cost            income
      Dendrite Intl    $34,217,780       $--        $10,278,581    $23,939,199         $--         $31,799,335

(e) At May 31, 2005, security was partially or fully on loan. See Note 5 to the financial statements.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 3.7% of net assets. See Note 5 to the financial statements. 1.0% of net assets is the Fund's cash equivalent position.

(g)   At May 31, 2005, the cost of securities for federal income tax purposes was approximately $1,648,860,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
      Unrealized appreciation                                   $429,235,000
      Unrealized depreciation                                    (69,438,000)
      ----------------------------------------------------------------------
      Net unrealized appreciation                               $359,797,000
      ----------------------------------------------------------------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
11  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Equity Select Fund

May 31, 2005 (Unaudited)

Assets

Investments in securities, at value (Note 1)*
   Investments in securities of unaffiliated issuers (identified cost
     $1,624,920,623)                                                                     $1,976,857,510
   Investments in securities of affiliated issuers (identified cost $23,939,199)             31,799,335
-------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $1,648,859,822)                          2,008,656,845
Capital shares receivable                                                                       189,660
Dividends and accrued interest receivable                                                       892,895
Receivable for investment securities sold                                                     3,137,771
-------------------------------------------------------------------------------------------------------
Total assets                                                                              2,012,877,171
-------------------------------------------------------------------------------------------------------
Liabilities

Disbursements in excess of cash on demand deposit                                               399,848
Capital shares payable                                                                          458,132
Payable upon return of securities loaned (Note 5)                                            71,487,200
Accrued investment management services fee                                                      125,413
Accrued distribution fee                                                                         75,768
Accrued service fee                                                                               2,579
Accrued transfer agency fee                                                                      43,377
Accrued administrative services fee                                                              10,149
Other accrued expenses                                                                          169,300
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            72,771,766
-------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                       $1,940,105,405
=======================================================================================================

Represented by

Capital stock -- $.01 par value (Note 1)                                                   $  1,552,323
Additional paid-in capital                                                                1,691,006,658
Net operating loss                                                                           (7,128,049)
Accumulated net realized gain (loss) (Note 7)                                              (105,122,550)
Unrealized appreciation (depreciation) on investments                                       359,797,023
-------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                 $1,940,105,405
=======================================================================================================
Net assets applicable to outstanding shares:             Class A                         $1,314,054,543
                                                         Class B                          $ 348,086,962
                                                         Class C                          $  12,350,340
                                                         Class I                          $  30,915,317
                                                         Class Y                          $ 234,698,243
Net asset value per share of outstanding capital stock:  Class A shares    103,642,217    $       12.68
                                                         Class B shares     29,833,969    $       11.67
                                                         Class C shares      1,058,680    $       11.67
                                                         Class I shares      2,400,936    $       12.88
                                                         Class Y shares     18,296,545    $       12.83
-------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 5)                                         $  66,517,364
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Statement of operations
AXP Equity Select Fund

Six months ended May 31, 2005 (Unaudited)

Investment income

Income:
Dividends                                                                           $   4,316,691
Interest                                                                                  504,923
Fee income from securities lending (Note 5)                                                34,692
-------------------------------------------------------------------------------------------------
Total income                                                                            4,856,306
-------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                      4,977,915
Distribution fee
   Class A                                                                              1,738,380
   Class B                                                                              1,878,930
   Class C                                                                                 66,335
Transfer agency fee                                                                     1,999,472
Incremental transfer agency fee
   Class A                                                                                112,940
   Class B                                                                                 78,819
   Class C                                                                                  3,130
Service fee -- Class Y                                                                    115,400
Administrative services fees and expenses                                                 499,969
Compensation of board members                                                               9,791
Custodian fees                                                                             67,007
Printing and postage                                                                      357,921
Registration fees                                                                          51,511
Audit fees                                                                                 15,000
Other                                                                                      44,780
-------------------------------------------------------------------------------------------------
Total expenses                                                                         12,017,300
   Earnings credits on cash balances (Note 2)                                             (32,945)
-------------------------------------------------------------------------------------------------
Total net expenses                                                                     11,984,355
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        (7,128,049)
-------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) -- net

Net realized gain (loss) on:
   Security transactions (Note 3)                                                     126,710,641
   Security transactions -- affiliated issuers (Note 3)                                (3,130,645)
   Foreign currency transactions                                                           (7,511)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                               123,572,485
Net change in unrealized appreciation (depreciation) on investments                  (114,250,224)
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                   9,322,261
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     $   2,194,212
=================================================================================================
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Equity Select Fund

                                                            May 31, 2005             Nov. 30, 2004
                                                          Six months ended            Year ended
                                                            (Unaudited)

Operations

Investment income (loss) -- net                           $   (7,128,049)          $  (16,471,154)
Net realized gain (loss) on investments                      123,572,485              (17,177,623)
Net change in unrealized appreciation (depreciation)
  on investments                                            (114,250,224)             167,572,394
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   2,194,212              133,923,617
--------------------------------------------------------------------------------------------------
Capital share transactions (Note 4)

Proceeds from sales
   Class A shares (Note 2)                                    43,621,535              201,512,005
   Class B shares                                             16,486,792               67,618,797
   Class C shares                                                960,721                3,531,911
   Class I shares                                             22,286,456               16,682,175
   Class Y shares                                             20,012,375               58,104,740
Payments for redemptions
   Class A shares                                           (220,811,149)            (286,218,651)
   Class B shares (Note 2)                                   (74,990,732)            (120,929,942)
   Class C shares (Note 2)                                    (3,142,773)              (4,115,764)
   Class I shares                                             (4,153,411)              (4,821,866)
   Class Y shares                                            (19,647,631)             (40,158,681)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                              (219,377,817)            (108,795,276)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     (217,183,605)              25,128,341
Net assets at beginning of period                          2,157,289,010            2,132,160,669
--------------------------------------------------------------------------------------------------
Net assets at end of period                               $1,940,105,405           $2,157,289,010
==================================================================================================
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Equity Select Fund

(Unaudited as to May 31, 2005)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Equity Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Equity Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in medium-sized companies and also may invest in small- and large-sized companies.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge
  (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At May 31, 2005, American Express Financial Corporation (AEFC) and the AXP Portfolio Builder Series funds owned 100% of Class I shares, which represents 1.59% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
15  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, AEFC utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

--------------------------------------------------------------------------------
16  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------
17  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.48% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Mid-Cap Growth Funds Index. In certain circumstances, the board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $988,369 for the six months ended May 31, 2005.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.05% to 0.02% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.50

o Class B $20.50

o Class C $20.00

o Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

--------------------------------------------------------------------------------
18  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $834,669 for Class A, $216,695 for Class B and $1,183 for Class C for the six months ended May 31, 2005.

During the six months ended May 31, 2005, the Fund's custodian and transfer agency fees were reduced by $32,945 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $350,922,092 and $541,100,131, respectively, for the six months ended May 31, 2005. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                         Six months ended May 31, 2005
                                       Class A       Class B       Class C      Class I       Class Y
------------------------------------------------------------------------------------------------------
Sold                                   3,475,601     1,424,861       83,062    1,753,844     1,583,548
Issued for reinvested distributions           --            --           --           --            --
Redeemed                             (17,651,806)   (6,510,002)    (272,406)    (326,015)   (1,546,473)
------------------------------------------------------------------------------------------------------
Net increase (decrease)              (14,176,205)   (5,085,141)    (189,344)   1,427,829        37,075
------------------------------------------------------------------------------------------------------

                                                         Year ended Nov. 30, 2004
                                         Class A       Class B      Class C     Class I*      Class Y
------------------------------------------------------------------------------------------------------
Sold                                  16,967,850     6,080,461      318,091    1,391,189     4,871,280
Issued for reinvested distributions           --            --           --           --            --
Redeemed                             (24,053,403)  (11,080,353)    (371,946)    (418,082)   (3,361,048)
------------------------------------------------------------------------------------------------------
Net increase (decrease)               (7,085,553)   (4,999,892)     (53,855)     973,107     1,510,232
------------------------------------------------------------------------------------------------------

* Inception date was March 4, 2004.

--------------------------------------------------------------------------------
19  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

At May 31, 2005, securities valued at $66,517,364 were on loan to brokers. For collateral, the Fund received $71,487,200 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $34,692 for the six months ended May 31, 2005. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2005.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $221,285,665 at Nov. 30, 2004, that if not offset by capital gains will expire as follows:

                     2009            2010           2012
                 $111,582,809     $92,560,758    $17,142,098

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
20  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                             2005(f)           2004           2003           2002            2001

Net asset value, beginning of period                      $12.64          $11.83         $10.06         $10.71          $16.35
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                (.04)           (.08)          (.08)          (.10)           (.09)
Net gains (losses) (both realized and unrealized)            .08             .89           1.85           (.55)          (1.57)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             .04             .81           1.77           (.65)          (1.66)
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from realized gains                             --              --             --             --           (3.98)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $12.68          $12.64         $11.83         $10.06          $10.71
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data

Net assets, end of period (in millions)                   $1,314          $1,489         $1,478         $1,155          $1,241
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)            1.06%(c)        1.03%          1.18%          1.25%           1.16%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                          (.58%)(c)       (.62%)         (.83%)         (.96%)         (.80%)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)     17%             26%            26%            15%             57%
-------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                              .32%(e)        6.85%         17.59%         (6.07%)        (12.53%)
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Not annualized.

(f) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
21  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Class B

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                              2005(f)          2004           2003           2002            2001

Net asset value, beginning of period                      $11.68          $11.02          $9.44         $10.13          $15.78
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                (.08)           (.17)          (.14)          (.16)           (.16)
Net gains (losses) (both realized and unrealized)            .07             .83           1.72           (.53)          (1.51)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            (.01)            .66           1.58           (.69)          (1.67)
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from realized gains                             --              --             --             --           (3.98)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $11.67          $11.68         $11.02          $9.44          $10.13
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data

Net assets, end of period (in millions)                     $348            $408           $440           $321            $290
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)            1.83%(c)        1.80%          1.96%          2.03%           1.93%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         (1.35%)(c)      (1.40%)        (1.61%)        (1.74%)         (1.58%)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)     17%             26%            26%            15%             57%
-------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                             (.09%)(e)       5.99%         16.74%         (6.81%)        (13.22%)
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Not annualized.

(f) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
22  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Class C

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                             2005(f)           2004           2003           2002            2001

Net asset value, beginning of period                      $11.68          $11.02          $9.44         $10.13          $15.78
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                (.08)           (.16)          (.14)          (.16)           (.13)
Net gains (losses) (both realized and unrealized)            .07             .82           1.72           (.53)          (1.54)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            (.01)            .66           1.58           (.69)          (1.67)
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from realized gains                             --              --             --             --           (3.98)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $11.67          $11.68         $11.02          $9.44          $10.13
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data

Net assets, end of period (in millions)                      $12             $15            $14             $8              $4
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)            1.84%(c)        1.81%          1.97%          2.06%           1.97%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         (1.36%)(c)      (1.40%)        (1.61%)        (1.76%)         (1.62%)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)     17%             26%            26%            15%             57%
-------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                             (.09%)(e)       5.99%         16.74%         (6.81%)        (13.22%)
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Not annualized.

(f) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
23  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Class I

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                                        2005(g)            2004(b)

Net asset value, beginning of period                                $12.81             $12.52
--------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                          (.02)              (.05)
Net gains (losses) (both realized and unrealized)                      .09                .34
--------------------------------------------------------------------------------------------------
Total from investment operations                                       .07                .29
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $12.88             $12.81
--------------------------------------------------------------------------------------------------
Ratios/supplemental data

Net assets, end of period (in millions)                                $31                $12
--------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                       .61%(d)            .60%(d)
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     (.09%)(d)          (.13%)(d)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               17%                26%
--------------------------------------------------------------------------------------------------
Total return(e)                                                        .55%(f)           2.32%(f)
--------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.

(g) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
24  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Class Y

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                               2005(f)         2004           2003           2002            2001

Net asset value, beginning of period                      $12.78          $11.94         $10.13         $10.77          $16.41
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                (.03)           (.06)          (.06)          (.08)           (.07)
Net gains (losses) (both realized and unrealized)            .08             .90           1.87           (.56)          (1.59)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             .05             .84           1.81           (.64)          (1.66)
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Distributions from realized gains                             --              --             --             --           (3.98)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $12.83          $12.78         $11.94         $10.13          $10.77
--------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data

Net assets, end of period (in millions)                     $235            $233           $200           $127             $92
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)             .89%(c)         .87%          1.00%          1.10%           1.00%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                          (.41%)(c)       (.46%)         (.66%)         (.80%)          (.65%)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)     17%             26%            26%            15%             57%
--------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                              .39%(e)        7.04%         17.87%         (5.94%)        (12.46%)
--------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Not annualized.

(f) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
25  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2005.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
26  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

                                                          Beginning            Ending          Expenses        Annualized
                                                        account value       account value    paid during         expense
                                                        Dec. 1, 2004        May 31, 2005     the period(a)        ratio
Class A
     Actual(b)                                             $1,000             $1,003.20          $5.29             1.06%
     Hypothetical (5% return before expenses)              $1,000             $1,019.65          $5.34             1.06%
Class B
     Actual(b)                                             $1,000               $999.10          $9.12             1.83%
     Hypothetical (5% return before expenses)              $1,000             $1,015.81          $9.20             1.83%
Class C
     Actual(b)                                             $1,000               $999.10          $9.17             1.84%
     Hypothetical (5% return before expenses)              $1,000             $1,015.76          $9.25             1.84%
Class I
     Actual(b)                                             $1,000             $1,005.50          $3.05              .61%
     Hypothetical (5% return before expenses)              $1,000             $1,021.89          $3.07              .61%
Class Y
     Actual(b)                                             $1,000             $1,003.90          $4.45              .89%
     Hypothetical (5% return before expenses)              $1,000             $1,020.49          $4.48              .89%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended May 31, 2005: +0.32% for Class A, -0.09% for Class B, -0.09% for Class C, +0.55% for Class I and +0.39% for Class Y.

--------------------------------------------------------------------------------
27  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

Approval of Investment Management Services Agreement

American Express Financial Corporation (AEFC), a wholly-owned subsidiary of American Express Company, serves as the investment manager to the Fund. Under an Investment Management Services Agreement (the Agreement), AEFC provides investment advice and other services to the Fund. Throughout the year, the Funds' Board of Directors and the Board's Investment Review Committee monitor these services.

Each year the Board determines whether to continue the Agreement by evaluating the quality and level of service received and the costs associated with those services. AEFC prepares detailed reports for the Board and its Contracts Committee in March and April and provides data prepared by independent organizations to assist the Board in making this determination. The Board gives considerable weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Agreement.

On February 1, 2005, American Express Company announced its intention to pursue a spin-off of AEFC by distributing shares of the common stock of AEFC to shareholders of American Express Company. At a meeting held in person on April 14, 2005, the Board, including a majority of the independent members, approved the continuation of the Agreement for an interim period, not to exceed one year, ending on the later of (i) the effective date of the spin-off or (ii) the approval by the Fund's shareholders of a new investment management services agreement with AEFC (the Interim Period). The spin-off will not result in an "assignment" of the Agreement under the Investment Company Act of 1940 and, therefore, will not cause the termination of the Agreement according to its terms. In connection with the spin-off AEFC has proposed that going forward, services under the Agreement be provided by an affiliate, RiverSource Investments, LLC (RiverSource). Independent counsel advised the Board that it would be prudent, in connection with the spin-off, to consider a new agreement with RiverSource and to seek shareholder approval of that agreement as soon as practical thereafter.

Investment performance is a major factor in the evaluation process, and the Board reviewed the Fund's performance over a range of different periods by comparing its performance to relevant Lipper and broader market indices. The Board considered that over time the Fund's investment performance should be above the median for a peer group of funds with similar investment goals and noted that the Fund's investment performance, although below median, was consistent with the management style of the Fund in light of market conditions in 2004.

The Board noted that, in addition to portfolio management and investment research, AEFC provides portfolio trading, daily net asset value calculation, management of cash flow, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. To evaluate these services, the Board referred to surveys and benchmarks established by commercial providers, trade associations and AEFC's internal processes. The Board concluded that the services provided were consistent with services provided by investment managers to comparable mutual funds.

--------------------------------------------------------------------------------
28  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

The Board also evaluated the price paid for the services provided by AEFC, noting the existence of a pricing philosophy, established by the Board and AEFC, that seeks to maintain total Fund expenses within a range of the median expenses charged to comparable funds sold through financial advisors. The Board considered detailed information set forth in an annual report on fees and expenses, including, among other things, data showing a comparison of the Fund's expenses with median expenses paid by funds in its comparison group and data showing the Fund's contribution to AEFC's profitability. The Board determined that the total expense ratio of the Fund is below the median for its comparison group.

The Board considered the economies of scale that might be realized by AEFC as the Fund grew and took note of the extent to which Fund shareholders also might benefit from such growth. The Board considered that the Agreement provided for lower fees as assets increase at pre-established breakpoints and concluded that the Agreement satisfactorily provided for sharing these economies of scale.

The Board took into account the Contracts Committee's discussion comparing the fees AEFC charges to the Fund with those it charges to institutional clients, noting that the relatively higher fees paid by the Fund were principally attributable to the additional services required to manage a regulated mutual fund, like the Fund, and the operation of a large mutual fund family. The Board also considered the profitability realized by AEFC and its affiliates from its relationship with the Fund. The Board took into account the services acquired by AEFC through the use of commission dollars paid by the Fund on portfolio transactions. The Board concluded that AEFC's overall costs and profitability were appropriate, although profitability may be too low on an ongoing basis.

The Board noted that the fees paid by the Fund should permit AEFC to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to AEFC under the Agreement were fair and reasonable and determined to approve renewal of the Agreement for the Interim Period.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at
(612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
29  ---  AXP EQUITY SELECT FUND  ---  2005 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)



American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD.
American Express Company is separate from American Express
Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Equity Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 3, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 3, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          August 3, 2005